EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 4 – EQUITY:

a.

Private Placement

On March 16, 2023, the Company consummated Stock Purchase Agreements for a private placement with (i) Moshe Arkin through his individual retirement account and (ii) The Phoenix Insurance Company Ltd. and Shotfut Menayot Israel – Phoenix Amitim, in connection with the sale and issuance of an aggregated amount of 3,294,117 units (collectively, the “Units”), at a purchase price of $4.25 per Unit, and for an aggregated purchase price of $14,000,000. Each Unit consists of: (i) one share of the Company’s common stock with par value of $0.001 per share (the “Common Stock”) and (ii) one warrant to purchase one share of Common Stock with an exercise price of $5.50 (the “Warrants”). The Warrants are immediately exercisable and will expire three years from the date of issuance and will be subject to customary adjustments.

Warrants:

As of March 31, 2023, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

b. Stock-based compensation to employees, directors and service providers:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”).

The Plan initially included a pool of 580,890 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 64,099 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 401,950 shares of common stock. During the second quarter of 2021, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 777,778 shares of common stock. During the first quarter of 2023, the Company’s Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 1,000,000 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase shares of common stock and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3 (i) of the Israeli Tax Ordinance.

Stock option activity

During the three months ended March 31, 2023, the Company granted 57,000 options pursuant to the Plan.

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Three months ended March 31, 2023
Underlying value of ordinary shares ($)	5
Exercise price ($)	4.5
Expected volatility (%)	37.5%
Term of the options (years)	7
Risk-free interest rate	3.94%

The cost of the benefit embodied in the options granted during the three months ended March 31, 2023, based on their fair value as of the grant date, is estimated to be approximately $142 thousand. These amounts will be recognized in the statements of operations and comprehensive income over the vesting period.

The following table summarizes stock option activity for the three months ended March 31, 2023:

	For the Three months ended March 31, 2023
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	1,560,040	3.64
Granted	57,000	4.50
Fortfeited	(18,512)	3.37
Outstanding at end of period	1,598,528	3.68

Vested at end of period	908,803	3.15

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

Restricted stock unit (“RSU”) activity

Each RSU will vest based on continued service which is generally over three years. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of restricted stock units was estimated on the date of grant based on the fair value of the Company’s common stock.

The following table summarizes RSU activity for the three months ended March 31, 2023:

	For the Three months ended March 31, 2023
	Amount of RSUs	Weighted Average Grant Date Fair Value per Share
		$
Outstanding at beginning of period	50,000	6.32
Vested	(16,664)	6.32
Unvested and Outstanding at end of period	33,336	6.32

The following table sets forth the total stock-based payment expenses resulting from options granted, included in the statements of operation and comprehensive income:

Three months ended March 31, 2023
USD in thousands
Cost of revenues	3
Research and development	140
Sales and marketing expenses	41
General and administrative	164
Total expenses	348

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 - EQUITY:

Increase of the authorized share capital

On January 20, 2021, the Company’s Board of Directors approved an increase of the authorized share capital of the Company by an additional 225,000,000 shares of common stock par value $0.001 per share, such that the authorized share capital of the Company following such increase shall be consisting of 300,000,000 shares of common stock.

a.	Private placement:

1.	In December 2019, the Company allocated in a private placement, a total of 379,269 units at a purchase price of $8.712 per unit. Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below). The immediate proceeds (gross) from the issuance of the units amounted to approximately $3.3 million.

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of $5.355 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of $8.037 per share during the 18 month period following the allocation.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company in return for shares of common stock of Company. As of December 31, 2021, holders of the foregoing warrants have exercised in excess of $2 million and, accordingly, the Consultant is not required to invest $250,000 in the Company.

During 2020, 332,551 Warrants A were exercised, and 46,718 unexercised Warrants A expired on December 30, 2020.

The Consultant received $53 thousand following the exercise of 332,551 Warrants A.

During the second quarter of 2021, 185,271 Warrants B were exercised, and 573,256 unexercised Warrants B expired on June 30, 2021.

The Consultant received $45 thousand following the exercise of 185,271 Warrants B.

2.	On March 3, 2020, the Company issued in a private placement a total of 108,880 units at a purchase price of $8.712 per unit.

Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below).

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of $5.355 per share during the 12 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of $8.037 per share during the 18 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately $948 thousands. After deducting issuance costs, the Company received proceeds of approximately $909 thousand.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

During 2021, 108,880 Warrants A were exercised.

217,760 unexercised Warrants B expired on September 3, 2021.

3.	On May 18, 2020, the Company allocated in a private placement to Arkin a total of 229,569 units at a purchase price of $8.712 per unit.

Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below).

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of $5.355 per share during the 18 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of $8.037 per share during the 24 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately $2 million. After deducting issuance costs, the Company received proceeds of approximately $1.9 million.

During February 2021, 37,349 Warrants A were exercised.

During November 2021, 192,220 Warrants A were exercised.

4.

On June 23, 2020, (the “Conversion Date”), the Company entered into a side letter agreement with Medigus whereby the parties agreed to convert, at a conversion price of $4.356 per share, an outstanding line of credit previously extended by Medigus to ScoutCam, which as of the Conversion Date had $381,136 outstanding, into (a) 87,497 shares of the Company’s common stock, (b) to 43,749 Warrant A (as described below), and (c) 87,497 Warrant B (as described below). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in statement of operations as a result of the conversion.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of $5.355 per share during the 12 months period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of $8.037 per share during the 18 months period following the allocation.

During June 2021, 43,749 Warrants A were exercised.

On December 23, 2021, 87,497 unexercised Warrants B expired.

5.	On March 29, 2021, the Company issued to certain investors, including Arkin, a major stockholder of the Company, of which Mori Arkin, a director of the company, is the owner, 2,469,156 units in exchange for an aggregate purchase price of $20 million. Each such unit consists of (i) one share of common stock and (ii) one warrant to purchase one share of common stock with an exercise price of $10.35 per share. Each such warrant is exercisable until the close of business on March 31, 2026. Pursuant to the terms of the foregoing warrants, following April 1, 2024, if the closing price of Company common stock equal or exceeds 135% of the aforementioned exercise price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the warrants, in whole or in part, by delivering to these investors a notice of forced exercise.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

As of December 31, 2022, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.350	2,469,156
				2,469,156

b.	Stock-based compensation to employees, directors and service providers:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”).

The Plan initially included a pool of 580,890 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 64,099 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 401,950 shares of common stock. During the second quarter of 2021, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 777,778 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase shares of common stock and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3 (i) of the Israeli Tax Ordinance.

During 2021, the Company granted 648,712 options pursuant to the Plan.

During 2022, the Company granted 479,000 options pursuant to the Plan.

Options granted generally have a contractual term of seven years and vest over a period of three to four years.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

Stock Option Activity

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2020	737,049	2.61	6.23	2,446
Granted	648,712	4.09	-	-
Forfeited	(132,207)	3.34	-	-
Outstanding - December 31, 2021	1,253,554	3.31	5.65	5,884

Granted	479,000	4.50	-	-
Forfeited	(172,514)	3.57	-	-
Outstanding - December 31, 2022	1,560,040	3.64	5.17	2,116

Options Exercisable - December 31, 2022	838,994	3.10	4.24	1,595

As of December 31, 2022, the aggregate intrinsic value of options granted is calculated as the difference between the exercise price and the closing price on the same date.

The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. The weighted-average grant date fair value per option granted during the year ended December 31, 2022 was $2.76. The fair value of each award is estimated using Black-Scholes option-pricing model based on the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2021
Underlying value of shares ($)	5.00-7.20	7.65-10.35
Exercise price ($)	4.5	2.61-7.2
Expected volatility (%)	40%	46%-49%
Term of the options (years)	7	7
Risk-free interest rate (%)	1.98%-3.95%	0.78%-1.51%

Volatility is derived from the historical volatility of publicly traded set of peer companies. The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. The Company has not paid dividends and does not anticipate paying dividends in the foreseeable future. Accordingly, no dividend yield was assumed for purposes of estimating the fair value of the Company’s stock-based compensation. The weighted average expected life of options was estimated individually in respect of each grant.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2022 is approximately $1.45 million and is expected to be recognized over a weighted-average period of 1.41 years.

During 2022 and 2021 the Company’s Board of Directors authorized the grant of options to purchase 45,000 shares of common stock of the Company and 83,334 shares of common stock of the Company, respectively, to Prof. Goldwasser, the Chairman of the Board. Total expenses recorded regarding this grant, for the year ended December 31, 2022, and December 31, 2021, are $367 thousand and $255 thousand, respectively.

During 2021 the Company’s Board of Directors authorized the grant of options to purchase 75,855 shares of common stock of the Company to directors of the Company. Total expenses recorded regarding this grant, for the year ended December 31, 2022, and December 31, 2021, are $213 thousand and $221 thousand, respectively.

During 2022 and 2021 the Company’s Board of Directors authorized the grant of options to purchase 400,000 shares of common stock of the Company and 335,987 shares of common stock of the Company, respectively, to certain officers of the Company. Total expenses recorded regarding this grant, for the year ended December 31, 2022, and December 31, 2021, are $523 thousand and $871 thousand, respectively.

Compensation expense recorded by the Company in respect of its stock-based employees, directors and service providers compensation awards in accordance with ASC 718-10 for the year ended December 31, 2022 and 2021 amounted to $1,487 thousands and $2,030 thousands, respectively.

c.	Restricted stock unit (“RSU”) to employees and service providers:

During the year ended December 31, 2022, the Company granted 110,000 RSUs pursuant to the Plan.

Each RSU will vest based on continued service which is generally over three years. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of restricted stock units was estimated on the date of grant based on the fair value of the Company’s common stock.

The cost of the benefit embodied in the RSU granted during 2022, based on their fair value as at the grant date, is estimated to be approximately $748 thousand. These amounts will be recognized in the statements of operations over the vesting period.

The following table summarizes RSU activity for December 31, 2022:

	Amount of RSU	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term (years)
		$
Outstanding - December 31, 2021	-	-	-
Granted	110,000	6.8	-
Forfeited	(60,000)	7.2	-
Unvested and Outstanding - December 31, 2022	50,000	6.32	6.44

The unrecognized compensation expense calculated under the fair-value method for RSU expected to vest as of December 31, 2022 is approximately $164 thousand and is expected to be recognized over a weighted-average period of 1.15 years.

During 2022 the Company’s Board of Directors authorized the grant of options to purchase 90,000 shares of common stock of the Company to certain officers of the Company. Total expenses recorded regarding this grant, for the year ended December 31, 2022, are $127 thousand.

SCOUTCAM INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS